FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

11/14/2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      19
                                                ---------------
Form 13F Information Table Value Total:         $       294,225
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of September 30, 2006


                                 TITLE OF                  VALUE     SHARES/   SH/   PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    (X$1000)    PRN AMT   PRN   CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
---------------------------    ------------   --------- ----------- ---------  ---   ----  -------  --------  ------- -------- -----
AON                            com              037389103   22,185     655,000  SH          Sole      0         655,000
CEMEX SA de CV                 SPONSORED ADR   '151290889   25,671     853,424  SH          Sole      0         853,424
COMCAST CORP Class A           com              20030N101    1,252      33,967  SH          Sole      0          33,967
COMCAST CORP Special Class A   com              20030N200   21,055     572,000  SH          Sole      0         572,000
DELL Inc.                      com              24702R101   25,261   1,106,000  SH          Sole      0       1,106,000
DIRECTV Group Inc              com              25459L106   28,913   1,469,200  SH          Sole      0       1,469,200
Discovery Holdings             com              25468Y107      914      63,200  SH          Sole      0          63,200
Disney                         com              254687106   23,275     753,000  SH          Sole      0         753,000
FEDEX CORP                     com              31428X106   20,867     192,000  SH          Sole      0         192,000
General Motors Corporation     com              370442105   22,085     664,000  SH          Sole      0         664,000
Level 3 Communications         com              52729N100   25,145   4,700,000  SH          Sole      0       4,700,000
Level 3 Communications         convertible bond 52729NBE9   12,822   7,183,000  PRN         Sole      0       7,183,000
Liberty Media Holding Corp -
   Interactive                 com              53071M104   13,614     668,000  SH          Sole      0         668,000
Liberty Media Holding Corp -
   Capital                     com              53071M302    9,339     111,750  SH          Sole      0         111,750
SPRINT NEXTEL CORP             com              852061100   24,387   1,422,000  SH          Sole      0       1,422,000
FAIRFAX FINL HLDGS LTD         sub vtg com      303901593    2,601      20,000  SH          Sole      0          20,000
FAIRFAX FINL HLDGS LTD         sub vtg com      303901102    7,872      60,500  SH          Sole      0          60,500
TELEPHONE + DATA SYS INC       special commom   879433860    3,431      84,000  SH          Sole      0          84,000
TELEPHONE + DATA SYS INC       com              879433100    3,536      84,000  SH          Sole      0          84,000
                                                           294,225  20,695,041                               20,695,041